Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	City National Rochdale Funds
Entity Central Index Key	0001026977
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000015999
Shareholder Report [Line Items]
Fund Name	City National Rochdale Government Money Market Fund
Class Name	Class N
Trading Symbol	CNGXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class N Shares of the City National Rochdale Government Money Market Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.citynationalrochdalefunds.com/dashboard. You can also request this information by contacting us at 1-888-889-0799.
Additional Information Phone Number	1-888-889-0799
Additional Information Website	https://www.citynationalrochdalefunds.com/dashboard
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
City National Rochdale Government Money Market Fund, Class N Shares	$65	0.63%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.63%
AssetsNet	$ 7,870,331,000
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 2,950
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$7,870,331	39	$2,950	0%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Short-Term Investment	1.7%
Repurchase Agreements	17.8%
U.S. Government Agency Obligations	32.3%
U.S. Treasury Obligations	48.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Goldman Sachs	8.9%
United States Treasury Bill, 5.11%, 10/29/2024	5.1%
FHLB DN	5.0%
FHLB DN	4.4%
United States Treasury Bill, 4.71%, 11/19/2024	4.4%
FHLB DN	4.1%
United States Treasury Bill, 5.31%, 10/3/2024	3.8%
United States Treasury Bill, 5.15%, 10/22/2024	3.8%
United States Treasury Bill, 4.98%, 11/5/2024	3.8%
FHLB DN	3.8%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-888-889-0799
Updated Prospectus Web Address	https://www.citynationalrochdalefunds.com/dashboard
C000016001
Shareholder Report [Line Items]
Fund Name	City National Rochdale Government Money Market Fund
Class Name	Class S
Trading Symbol	CNFXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class S Shares of the City National Rochdale Government Money Market Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.citynationalrochdalefunds.com/dashboard. You can also request this information by contacting us at 1-888-889-0799.
Additional Information Phone Number	1-888-889-0799
Additional Information Website	https://www.citynationalrochdalefunds.com/dashboard
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
City National Rochdale Government Money Market Fund, Class S Shares	$81	0.79%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.79%
AssetsNet	$ 7,870,331,000
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 2,950
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$7,870,331	39	$2,950	0%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Short-Term Investment	1.7%
Repurchase Agreements	17.8%
U.S. Government Agency Obligations	32.3%
U.S. Treasury Obligations	48.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Goldman Sachs	8.9%
United States Treasury Bill, 5.11%, 10/29/2024	5.1%
FHLB DN	5.0%
FHLB DN	4.4%
United States Treasury Bill, 4.71%, 11/19/2024	4.4%
FHLB DN	4.1%
United States Treasury Bill, 5.31%, 10/3/2024	3.8%
United States Treasury Bill, 5.15%, 10/22/2024	3.8%
United States Treasury Bill, 4.98%, 11/5/2024	3.8%
FHLB DN	3.8%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-888-889-0799
Updated Prospectus Web Address	https://www.citynationalrochdalefunds.com/dashboard
C000016000
Shareholder Report [Line Items]
Fund Name	City National Rochdale Government Money Market Fund
Class Name	Servicing Class
Trading Symbol	CNIXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Servicing Class Shares of the City National Rochdale Government Money Market Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.citynationalrochdalefunds.com/dashboard. You can also request this information by contacting us at 1-888-889-0799.
Additional Information Phone Number	1-888-889-0799
Additional Information Website	https://www.citynationalrochdalefunds.com/dashboard
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
City National Rochdale Government Money Market Fund, Servicing Class Shares	$35	0.34%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.34%
AssetsNet	$ 7,870,331,000
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 2,950
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$7,870,331	39	$2,950	0%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Short-Term Investment	1.7%
Repurchase Agreements	17.8%
U.S. Government Agency Obligations	32.3%
U.S. Treasury Obligations	48.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Goldman Sachs	8.9%
United States Treasury Bill, 5.11%, 10/29/2024	5.1%
FHLB DN	5.0%
FHLB DN	4.4%
United States Treasury Bill, 4.71%, 11/19/2024	4.4%
FHLB DN	4.1%
United States Treasury Bill, 5.31%, 10/3/2024	3.8%
United States Treasury Bill, 5.15%, 10/22/2024	3.8%
United States Treasury Bill, 4.98%, 11/5/2024	3.8%
FHLB DN	3.8%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-888-889-0799
Updated Prospectus Web Address	https://www.citynationalrochdalefunds.com/dashboard
C000134824
Shareholder Report [Line Items]
Fund Name	City National Rochdale Municipal High Income Fund
Class Name	Class N
Trading Symbol	CNRNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class N Shares of the City National Rochdale Municipal High Income Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.citynationalrochdalefunds.com/dashboard. You can also request this information by contacting us at 1-888-889-0799.
Additional Information Phone Number	1-888-889-0799
Additional Information Website	https://www.citynationalrochdalefunds.com/dashboard
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
City National Rochdale Municipal High Income Fund, Class N	$118	1.10%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The N Class shares of the Fund posted a return of 3.37% for Q3 2024 versus the Bloomberg 60% Tax-Exempt High Yield/40% Municipal Investment Grade Custom Capped Custom Weighted Index Unhedged US return of 3.08%. Calendar year-to-date, as of September 30, 2024, the Fund returned 6.93% versus the Index return of 5.63%. For the fiscal year ending September 30, 2024, the Fund returned 14.04%, which underperformed its benchmark return of 14.53%.

High Yield municipal bonds have outperformed their Investment Grade counterparts in part due to strong technical data such as investor demand, as witnessed by positive fund flows, and lack of high yield supply. The Fund's effective duration has remained in line with its benchmark, if not slightly below throughout the year. The Fund has continued to reduce exposure to more speculative non-rated bonds and has added higher quality bonds. Fundamentally, high yield municipal credit quality remains strong, with weaknesses in only a couple of discrete sectors, such as small private universities and the industrial development sector. The portfolio management team utilizes a bottom’s-up fundamental research process, which includes site visits and meeting with management.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	City National Rochdale Municipal High Income Fund, Class N - $12658	Bloomberg US Municipal Bond Index (USD)* - $12821	Bloomberg 60% Tax-Exempt High Yield/40% Municipal Investment Grade Custom Capped Custom Capped Custom Weighted Index Unhedged US - $14429
Sep/14	$10000	$10000	$10000
Sep/15	$10355	$10316	$10203
Sep/16	$11218	$10892	$11121
Sep/17	$11237	$10987	$11257
Sep/18	$11431	$11025	$11698
Sep/19	$12286	$11968	$12801
Sep/20	$12307	$12458	$13120
Sep/21	$13231	$12785	$14140
Sep/22	$11052	$11315	$12212
Sep/23	$11100	$11616	$12598
Sep/24	$12658	$12821	$14429

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 840,961,000
Holdings Count | Holding	422
Advisory Fees Paid, Amount	$ 4,658
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$840,961	422	$4,658	18%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Board Bank Revenue	0.1%
Water	0.4%
Pollution Control	0.7%
Short-Term Investment	1.1%
Tobacco	3.2%
Airports	3.4%
Housing	3.5%
Transportation	3.5%
General Obligations	3.8%
Healthcare	10.8%
Nursing Homes	13.8%
General Revenue	16.9%
Industrial Development	18.7%
Education	18.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-1	4.500%	07/01/34	1.2%
Westchester, Tobacco Asset Securitization, Sub-Ser C	5.125%	06/01/51	0.8%
Chicago, O'Hare International Airport, Ser A, AMT	5.000%	01/01/48	0.8%
North Texas, Tollway Authority, Convertible Capital Appreciation Project, Ser C	7.000%	09/01/31	0.7%
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-2	4.784%	07/01/58	0.7%
Legato Community Authority, Ser A-2	0.000%	12/01/51	0.7%
Sierra Vista, Industrial Development Authority	5.750%	06/15/53	0.7%
New York State, Dormitory Authority, Ser A	5.000%	03/15/54	0.7%
California State, Community Choice Financing Authority	3.000%	02/01/57	0.6%
Juban Crossing, Economic Development District, General Infrastructure Project, Ser C	7.000%	09/15/44	0.6%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-888-889-0799
Updated Prospectus Web Address	https://www.citynationalrochdalefunds.com/dashboard
C000134825
Shareholder Report [Line Items]
Fund Name	City National Rochdale Municipal High Income Fund
Class Name	Servicing Class
Trading Symbol	CNRMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Servicing Class Shares of the City National Rochdale Municipal High Income Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.citynationalrochdalefunds.com/dashboard. You can also request this information by contacting us at 1-888-889-0799.
Additional Information Phone Number	1-888-889-0799
Additional Information Website	https://www.citynationalrochdalefunds.com/dashboard
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
City National Rochdale Municipal High Income Fund, Servicing Class	$91	0.85%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Bloomberg 60% Tax-Exempt High Yield/40% MunicipalInvestment Grade Custom Capped Custom Capped CustomWeighted Index Unhedged USThe Servicing Class shares of the Fund posted a return of 3.45% for Q3 2024 versus the Bloomberg 60% Tax-Exempt High Yield/40% Municipal Investment Grade Custom Capped Custom Weighted Index Unhedged US return of 3.08%. Calendar year-to-date, as of September 30, 2024, the Fund returned 7.01% versus the Index return of 5.63%. For the fiscal year ending September 30, 2024, the Fund returned 14.32%, which underperformed its benchmark return of 14.53%.

High Yield municipal bonds have outperformed their Investment Grade counterparts in part due to strong technical data such as investor demand, as witnessed by positive fund flows, and lack of high yield supply. The Fund's effective duration has remained in line with its benchmark, if not slightly below throughout the year. The Fund has continued to reduce exposure to more speculative non-rated bonds and has added higher quality bonds. Fundamentally, high yield municipal credit quality remains strong, with weaknesses in only a couple of discrete sectors, such as small private universities and the industrial development sector. The portfolio management team utilizes a bottom’s-up fundamental research process, which includes site visits and meeting with management.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	City National Rochdale Municipal High Income Fund, Servicing Class - $12964	Bloomberg US Municipal Bond Index (USD)* - $12821	Bloomberg 60% Tax-Exempt High Yield/40% Municipal Investment Grade Custom Capped Custom Capped Custom Weighted Index Unhedged US - $14429
Sep/14	$10000	$10000	$10000
Sep/15	$10381	$10316	$10203
Sep/16	$11263	$10892	$11121
Sep/17	$11320	$10987	$11257
Sep/18	$11534	$11025	$11698
Sep/19	$12427	$11968	$12801
Sep/20	$12491	$12458	$13120
Sep/21	$13461	$12785	$14140
Sep/22	$11275	$11315	$12212
Sep/23	$11340	$11616	$12598
Sep/24	$12964	$12821	$14429

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 840,961,000
Holdings Count | Holding	422
Advisory Fees Paid, Amount	$ 4,658
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$840,961	422	$4,658	18%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Board Bank Revenue	0.1%
Water	0.4%
Pollution Control	0.7%
Short-Term Investment	1.1%
Tobacco	3.2%
Airports	3.4%
Housing	3.5%
Transportation	3.5%
General Obligations	3.8%
Healthcare	10.8%
Nursing Homes	13.8%
General Revenue	16.9%
Industrial Development	18.7%
Education	18.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-1	4.500%	07/01/34	1.2%
Westchester, Tobacco Asset Securitization, Sub-Ser C	5.125%	06/01/51	0.8%
Chicago, O'Hare International Airport, Ser A, AMT	5.000%	01/01/48	0.8%
North Texas, Tollway Authority, Convertible Capital Appreciation Project, Ser C	7.000%	09/01/31	0.7%
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-2	4.784%	07/01/58	0.7%
Legato Community Authority, Ser A-2	0.000%	12/01/51	0.7%
Sierra Vista, Industrial Development Authority	5.750%	06/15/53	0.7%
New York State, Dormitory Authority, Ser A	5.000%	03/15/54	0.7%
California State, Community Choice Financing Authority	3.000%	02/01/57	0.6%
Juban Crossing, Economic Development District, General Infrastructure Project, Ser C	7.000%	09/15/44	0.6%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-888-889-0799
Updated Prospectus Web Address	https://www.citynationalrochdalefunds.com/dashboard
C000123069
Shareholder Report [Line Items]
Fund Name	City National Rochdale Fixed Income Opportunities Fund
Class Name	Class N
Trading Symbol	RIMOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class N Shares of the City National Rochdale Fixed Income Opportunities Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.citynationalrochdalefunds.com/dashboard. You can also request this information by contacting us at 1-888-889-0799.
Additional Information Phone Number	1-888-889-0799
Additional Information Website	https://www.citynationalrochdalefunds.com/dashboard
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
City National Rochdale Fixed Income Opportunities Fund, Class N Shares	$120	1.14%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund’s Class N shares posted a return of 2.24% for Q3 2024, which underperformed the blended benchmark (40% Bloomberg Multiverse Total Return Index Value Hedged USD, 35% S&P Global Leveraged Loan Index, 25% Bloomberg Emerging Markets High Yield Index) return of 4.45%. Calendar year to date, as of September 30, 2024, the Fund returned 6.52% versus the blended benchmark return of 7.48%. For the fiscal year ended September 30, 2024, the Fund returned 10.32%, which underperformed the blended benchmark return of 14.07%.

Opportunistic income had a reasonable start to the year 2024, but had a challenging Q3 on a relative basis. For Q3, the Fund’s underlying managers performed reasonably well, but the Fund slightly lagged in U.S. High Yield and Emerging Markets High Yield Corporate Debt. This was offset by relative performance in CLOs and U.S. Leveraged Loans for the quarter. The lag was more driven by significantly strong returns in the investment grade markets, which is present in the blended benchmark, and strong overall performance of the U.S. High Yield Bond market for the quarter. In terms of outlook, our manager discussions have included positioning the Fund’s portfolio on the conservative side with ideas such as shortening duration and taking advantage of rating agency mismatches where possible.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	City National Rochdale Fixed Income Opportunities Fund, Class N Shares - $13802	Bloomberg Global Aggregate Bond Index (USD)* - $10586	Bloomberg Global Aggregate - Corporate Hedged (TR) (USD) - $13458	40% Bloomberg Multiverse TR Index Value Hedged/35%S&P Global Leveraged Loan Index/25%Bloomberg Emerging Markets High Yield Index - $14378
Sep/14	$10000	$10000	$10000	$10000
Sep/15	$9912	$9674	$10145	$10008
Sep/16	$10709	$10528	$11016	$10970
Sep/17	$11564	$10396	$11264	$11437
Sep/18	$11690	$10259	$11274	$11539
Sep/19	$12138	$11038	$12593	$12281
Sep/20	$12024	$11726	$13374	$12636
Sep/21	$13243	$11620	$13631	$13206
Sep/22	$11226	$9246	$11359	$11456
Sep/23	$12510	$9453	$11883	$12604
Sep/24	$13802	$10586	$13458	$14378

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 1,884,920,000
Holdings Count | Holding	1,252
Advisory Fees Paid, Amount	$ 9,981
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,884,920	1,252	$9,981	34%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Warrants	0.0%
Futures Contract	0.0%
Preferred Stock	0.0%
Forward Foreign Currency Contracts	0.0%
Common Stock	0.3%
Sovereign Debt	0.9%
Convertible Bonds	1.1%
Note	2.6%
Limited Partnership	3.4%
Non-Listed Business Development Companies	3.7%
Short-Term Investments	4.0%
Loan Participations	17.8%
Collateralized Loan Obligations	19.7%
Corporate Bonds	46.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Golub Capital BDC 4	0.000%	—	3.1%
Primary Wave Music IP Fund LP	0.000%	—	2.8%
City National Rochdale FIOF Investments (Ireland) Limited	0.000%	—	2.6%
Armada Euro CLO III DAC, Ser 2024-3A, Cl ARR	0.000%	10/15/37	0.8%
Rockford Tower Europe CLO DAC, Ser 2019-1X, Cl A, EUR003M + 0.920%	4.608%	01/20/33	0.8%
Fair Oaks Loan Funding III DAC, Ser 2021-3X, Cl AR, EUR003M + 1.000%	4.685%	10/15/34	0.6%
TCW Direct Lending LLC	0.000%	—	0.6%
Pikes Peak CLO 14, Ser 2023-14A, Cl A1, TSFR3M + 1.950%	7.232%	04/20/36	0.6%
PARK BLUE CLO, Ser 2023-3A, Cl A1, TSFR3M + 2.000%	7.282%	04/20/36	0.5%
Sandstone Peak III, Ser 2024-1A, Cl A1, TSFR3M + 1.630%	6.966%	04/25/37	0.5%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-888-889-0799
Updated Prospectus Web Address	https://www.citynationalrochdalefunds.com/dashboard
C000123067
Shareholder Report [Line Items]
Fund Name	City National Rochdale Equity Income Fund
Class Name	Class N
Trading Symbol	RIMHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class N Shares of the City National Rochdale Equity Income Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.citynationalrochdalefunds.com/dashboard. You can also request this information by contacting us at 1-888-889-0799.
Additional Information Phone Number	1-888-889-0799
Additional Information Website	https://www.citynationalrochdalefunds.com/dashboard
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
City National Rochdale Equity Income Fund, Class N Shares	$155	1.35%

Expenses Paid, Amount	$ 155
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund’s Class N shares posted a net return of +12.94% in Q3 2024, which slightly underperformed the Dow Jones U.S. Select Dividend Index’s return of +13.13%. Year to date, the Fund’s return is +20.88% versus +18.82% for its benchmark. For the fiscal year ended September 30, 2024, the Fund returned net +30.37%, which modestly underperformed the benchmark return of +30.90%.

Generally, the Fund’s portfolio is relatively balanced between cyclical and defensive sectors, close to neutral but with modest defensive, aligned with an improving macro outlook amidst ongoing risks. YTD returns have benefited from avoidance of multiple dividend cuts in its benchmark. Stock selection continues to focus on quality companies that should outperform over the course of the cycle, although recent trades have added some more cyclical names for both alpha and risk reduction purposes. We expect that our emphasis on quality will lead to superior returns over the entire course of the market cycle. Stock selection remains biased towards dividend growth over yield given the inflationary backdrop and benefits of compounding. We continue to closely monitor the Fund’s holdings and we believe that they are executing well amidst a challenging environment.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	City National Rochdale Equity Income Fund, Class N Shares - $19061	S&P 500® Index (TR)* - $35098	Dow Jones US Select Dividend Index (Gross) (USD) - $27099
Sep/14	$10000	$10000	$10000
Sep/15	$10053	$9939	$10224
Sep/16	$12014	$11472	$12497
Sep/17	$12575	$13607	$14148
Sep/18	$12964	$16044	$15645
Sep/19	$14422	$16727	$16633
Sep/20	$13009	$19260	$13941
Sep/21	$15290	$25040	$20376
Sep/22	$14616	$21165	$19744
Sep/23	$14621	$25741	$20701
Sep/24	$19061	$35098	$27099

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 147,619,000
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 762
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$147,619	59	$762	34%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Short-Term Investment	0.5%
Real Estate	1.9%
Industrials	2.8%
Health Care	3.9%
Information Technology	4.4%
Energy	5.8%
Consumer Discretionary	6.2%
Communication Services	6.6%
Materials	6.6%
Consumer Staples	11.0%
Multi-Utilities	12.4%
Electric Utilities	12.5%
Financials	25.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Altria Group	3.0%
International Paper	2.9%
Williams	2.9%
Regions Financial	2.8%
Fifth Third Bancorp	2.8%
Entergy	2.7%
Citizens Financial Group	2.7%
American Electric Power	2.7%
Duke Energy	2.6%
AT&T	2.6%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-888-889-0799
Updated Prospectus Web Address	https://www.citynationalrochdalefunds.com/dashboard
C000120110
Shareholder Report [Line Items]
Fund Name	City National Rochdale U.S. Core Equity Fund
Class Name	Institutional Class
Trading Symbol	CNRUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Institutional Class Shares of the City National Rochdale U.S. Core Equity Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.citynationalrochdalefunds.com/dashboard. You can also request this information by contacting us at 1-888-889-0799.
Additional Information Phone Number	1-888-889-0799
Additional Information Website	https://www.citynationalrochdalefunds.com/dashboard
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
City National Rochdale U.S. Core Equity Fund, Institutional Class Shares	$66	0.57%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Institutional Class shares of the Fund posted a return of 4.43% for Q3 2024, which underperformed the S&P 500 Index return of 5.89%. Calendar year to date, as of September 30, 2024, the Fund returned 18.77%, which underperformed its benchmark return of 22.08%. For the fiscal year ended September 30, 2024, the Fund returned 32.69%, which underperformed its benchmark return of 36.35%.

During 3Q, we continued to anticipate that a resilient economy would support the broadening of equity market participation later this year.  Fed monetary policy easing, AI investment by major tech companies, and fading election uncertainty, all bode for the market. We made slight adjustments by increasing exposure to Financials and Energy, while reducing positions in Industrials, Consumer Staples and Healthcare. This shift reflected our favorable views in the cyclical industries and low-P/E segment of the market. We remain focused on our secular growth themes and large-cap high-quality companies with strong fundamentals.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	City National Rochdale U.S. Core Equity Fund, Institutional Class Shares - $3255585	S&P 500® Index (TR) - $3509802
Sep/14	$1000000	$1000000
Sep/15	$1017879	$993855
Sep/16	$1112024	$1147211
Sep/17	$1327789	$1360699
Sep/18	$1562915	$1604406
Sep/19	$1750652	$1672655
Sep/20	$1964180	$1926047
Sep/21	$2489864	$2503956
Sep/22	$2037251	$2116543
Sep/23	$2453540	$2574083
Sep/24	$3255585	$3509802

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 412,442,000
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 1,542
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$412,442	55	$1,542	20%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Short-Term Investment	0.5%
Water Utilities	0.8%
Materials	0.9%
Real Estate	1.1%
Electric Utilities	1.8%
Energy	3.5%
Consumer Staples	5.9%
Industrials	9.1%
Consumer Discretionary	9.7%
Communication Services	9.9%
Health Care	11.0%
Financials	15.3%
Information Technology	30.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Microsoft	7.6%
NVIDIA	6.3%
Apple	6.1%
Alphabet, Cl A	4.5%
Amazon.Com	3.8%
UnitedHealth Group	2.7%
JPMorgan Chase	2.7%
Trane Technologies	2.6%
Costco Wholesale	2.3%
Home Depot	2.2%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-888-889-0799
Updated Prospectus Web Address	https://www.citynationalrochdalefunds.com/dashboard
C000120109
Shareholder Report [Line Items]
Fund Name	City National Rochdale U.S. Core Equity Fund
Class Name	Class N
Trading Symbol	CNRWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class N Shares of the City National Rochdale U.S. Core Equity Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.citynationalrochdalefunds.com/dashboard. You can also request this information by contacting us at 1-888-889-0799.
Additional Information Phone Number	1-888-889-0799
Additional Information Website	https://www.citynationalrochdalefunds.com/dashboard
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
City National Rochdale U.S. Core Equity Fund, Class N Shares	$124	1.07%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The N Class shares of the Fund posted a return of 4.30% for Q3 2024, which underperformed the S&P 500 Index return of 5.89%. Calendar year to date, as of September 30, 2024, the Fund returned 18.28%, which underperformed its benchmark return of 22.08%. For the fiscal year ended September 30, 2024, the Fund returned 32.03%, which underperformed its benchmark return of 36.35%.

During 3Q, we continued to anticipate that a resilient economy would support the broadening of equity market participation later this year.  Fed monetary policy easing, AI investment by major tech companies, and fading election uncertainty, all bode for the market. We made slight adjustments by increasing exposure to Financials and Energy, while reducing positions in Industrials, Consumer Staples and Healthcare. This shift reflected our favorable views in the cyclical industries and low-P/E segment of the market. We remain focused on our secular growth themes and large-cap high-quality companies with strong fundamentals.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	City National Rochdale U.S. Core Equity Fund, Class N Shares - $31128	S&P 500® Index (TR) - $35098
Sep/14	$10000	$10000
Sep/15	$10131	$9939
Sep/16	$11006	$11472
Sep/17	$13076	$13607
Sep/18	$15315	$16044
Sep/19	$17075	$16727
Sep/20	$19062	$19260
Sep/21	$24168	$25040
Sep/22	$19671	$21165
Sep/23	$23576	$25741
Sep/24	$31128	$35098

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 412,442,000
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 1,542
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$412,442	55	$1,542	20%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Short-Term Investment	0.5%
Water Utilities	0.8%
Materials	0.9%
Real Estate	1.1%
Electric Utilities	1.8%
Energy	3.5%
Consumer Staples	5.9%
Industrials	9.1%
Consumer Discretionary	9.7%
Communication Services	9.9%
Health Care	11.0%
Financials	15.3%
Information Technology	30.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Microsoft	7.6%
NVIDIA	6.3%
Apple	6.1%
Alphabet, Cl A	4.5%
Amazon.Com	3.8%
UnitedHealth Group	2.7%
JPMorgan Chase	2.7%
Trane Technologies	2.6%
Costco Wholesale	2.3%
Home Depot	2.2%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-888-889-0799
Updated Prospectus Web Address	https://www.citynationalrochdalefunds.com/dashboard
C000120111
Shareholder Report [Line Items]
Fund Name	City National Rochdale U.S. Core Equity Fund
Class Name	Servicing Class
Trading Symbol	CNRVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Servicing Class Shares of the City National Rochdale U.S. Core Equity Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.citynationalrochdalefunds.com/dashboard. You can also request this information by contacting us at 1-888-889-0799.
Additional Information Phone Number	1-888-889-0799
Additional Information Website	https://www.citynationalrochdalefunds.com/dashboard
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
City National Rochdale U.S. Core Equity Fund, Servicing Class Shares	$95	0.82%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Servicing Class shares of the Fund posted a return of 4.36% for Q3 2024, which underperformed the S&P 500 Index return of 5.89%. Calendar year to date, as of September 30, 2024, the Fund returned 18.57%, which underperformed its benchmark return of 22.08%. For the fiscal year ended September 30, 2024, the Fund returned 32.38%, which underperformed its benchmark return of 36.35%.

During 3Q, we continued to anticipate that a resilient economy would support the broadening of equity market participation later this year.  Fed monetary policy easing, AI investment by major tech companies, and fading election uncertainty, all bode for the market. We made slight adjustments by increasing exposure to Financials and Energy, while reducing positions in Industrials, Consumer Staples and Healthcare. This shift reflected our favorable views in the cyclical industries and low-P/E segment of the market. We remain focused on our secular growth themes and large-cap high-quality companies with strong fundamentals.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	City National Rochdale U.S. Core Equity Fund, Servicing Class Shares - $31905	S&P 500® Index (TR) - $35098
Sep/14	$10000	$10000
Sep/15	$10148	$9939
Sep/16	$11059	$11472
Sep/17	$13175	$13607
Sep/18	$15465	$16044
Sep/19	$17280	$16727
Sep/20	$19338	$19260
Sep/21	$24583	$25040
Sep/22	$20054	$21165
Sep/23	$24101	$25741
Sep/24	$31905	$35098

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 412,442,000
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 1,542
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$412,442	55	$1,542	20%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Short-Term Investment	0.5%
Water Utilities	0.8%
Materials	0.9%
Real Estate	1.1%
Electric Utilities	1.8%
Energy	3.5%
Consumer Staples	5.9%
Industrials	9.1%
Consumer Discretionary	9.7%
Communication Services	9.9%
Health Care	11.0%
Financials	15.3%
Information Technology	30.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Microsoft	7.6%
NVIDIA	6.3%
Apple	6.1%
Alphabet, Cl A	4.5%
Amazon.Com	3.8%
UnitedHealth Group	2.7%
JPMorgan Chase	2.7%
Trane Technologies	2.6%
Costco Wholesale	2.3%
Home Depot	2.2%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-888-889-0799
Updated Prospectus Web Address	https://www.citynationalrochdalefunds.com/dashboard